Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2018
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Jun. 22, 2018
Document Effective Date	Jun. 22, 2018
Prospectus Date	Jul. 31, 2017
GuidePath® Growth Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GISRX
GuidePath® Tactical Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GITUX
GuidePath® Absolute Return Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIARX
GuidePath® Multi-Asset Income Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIMTX
GuidePath® Flexible Income Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIXFX
GuidePath® Conservative Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GITTX